UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233
(414) 299-2000

March 10, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Stewart Capital Mutual Funds Registration Nos. 333-137670; 811-21955 Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund's Form N-CSR for the annual period ended December 31, 2007. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Constance Dye Shannon
Executive Vice President and General Counsel